SEGMENT REPORTING - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Segment Reporting Information [Line Items]
Schedule of revenue and loss from operations by segment

Results for the Company’s revenue and loss from operations by segment for the three and nine months ended September 30, 2019 and 2018 are as follows:

	Crude	Product
	Tankers	Carriers	Total
Three Months Ended September 30, 2019
Voyage revenue	$46,222	$95,304	$141,526
Voyage expenses	(22,919)	(37,049)	(59,968)
Vessel expenses	(10,554)	(31,245)	(41,799)
Depreciation and amortization	(9,898)	(18,865)	(28,763)
Loss on sale of vessels	—	(18,344)	(18,344)
General and administrative expenses	(1,781)	(5,785)	(7,566)
Income (loss) from operations	$1,070	$(15,984)	$(14,914)
Three Months Ended September 30, 2018
Voyage revenue	$29,547	$58,575	$88,122
Voyage expenses	(14,845)	(33,694)	(48,539)
Vessel expenses	(7,615)	(19,367)	(26,982)
Depreciation and amortization	(7,937)	(14,336)	(22,273)
General and administrative expenses	(999)	(2,746)	(3,745)
Loss from operations	$(1,849)	$(11,568)	$(13,417)

	Crude	Product
	Tankers	Carriers	Total
Nine Months Ended September 30, 2019
Voyage revenue	$133,105	$260,372	$393,477
Voyage expenses	(64,383)	(103,058)	(167,441)
Vessel expenses	(27,729)	(81,247)	(108,976)
Depreciation and amortization	(27,806)	(52,156)	(79,962)
Loss on sale of vessels	—	(18,344)	(18,344)
General and administrative expenses	(4,982)	(16,192)	(21,174)
Income (loss) from operations	$8,205	$(10,625)	$(2,420)
Nine Months Ended September 30, 2018
Voyage revenue	$90,196	$180,890	$271,086
Voyage expenses	(49,272)	(90,771)	(140,043)
Vessel expenses	(23,746)	(59,378)	(83,124)
Depreciation and amortization	(23,812)	(42,573)	(66,385)
General and administrative expenses	(3,197)	(8,824)	(12,021)
Loss from operations	$(9,831)	$(20,656)	$(30,487)

Schedule of reconciliations of total assets of the segments

The reconciliations of total assets of the segments to amounts included in the Condensed Consolidated Balance Sheets are as follows:

	September 30, 2019	December 31, 2018
Crude Tankers	$903,175	$758,372
Product Carriers	1,206,214	885,220
Corporate unrestricted cash and cash equivalents	5,178	2,508
Other unallocated amounts	2,856	3,755
Consolidated total assets	$2,117,423	$1,649,855